RBC Emerging Markets Value Equity Fund Expense Example - RBC Emerging Markets Value Equity Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 691
Expense Example, with Redemption, 3 Years	3,824
Expense Example, with Redemption, 5 Years	6,174
Expense Example, with Redemption, 10 Years	9,789
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	388
Expense Example, with Redemption, 5 Years	699
Expense Example, with Redemption, 10 Years	1,581
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	1,019
Expense Example, with Redemption, 10 Years	$ 2,337